Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Disclosure of Accrued Expenses
Accrued expenses as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019

Operating expenses (1)	$16,448	$82,117
Other accrued expenses (2)	—	5,493

Total	$16,448	$87,610

(1)	Corresponds mainly costs for landings, credit card commissions, air navigation, ground services and passenger services.
(2)	Other accrued expenses include transport, freight and haulage, public services and maintenance.